FAIR VALUE OF ASSETS AND LIABILITIES - Reconciliation for all assets measured at fair value (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Assets
Assets, beginning balance	$ 372,215,382
Assets, ending balance	379,752,380	[1]	$ 372,215,382
Recurring Fair Value | Level 3
Assets
Assets, beginning balance	6,832,958		6,254,248
Included in earnings	322,729		152,453
OCI	114,329		209,631
Purchases	3,608,782		3,548,434
Settlement	(3,396,720)		(3,904,258)
Reclassifications	(197,750)		(11,625)
Prepaids	(4,800)		(3,117)
Transfers in to level 3	108,251		683,159
Transfers out of level 3	(94,890)		(95,967)
Assets, ending balance	7,127,292		6,832,958
Reclassification To Assets Held For Sale, Fair Value Hierarchy, Liabilities	(165,597)
Recurring Fair Value | Level 3 | Derivative financial instruments
Assets
Reclassification To Assets Held For Sale, Fair Value Hierarchy, Liabilities	(27)
Recurring Fair Value | Level 3 | Derivative financial instruments | Foreign exchange contracts
Assets
Reclassification To Assets Held For Sale, Fair Value Hierarchy, Liabilities	(27)
Recurring Fair Value | Level 3 | Derivative financial instruments
Assets
Assets, beginning balance	862,198		1,403,157
Included in earnings	109,999		(48,461)
Purchases	885,943		650,304
Settlement	(640,105)		(1,200,270)
Reclassifications	(197,750)		(11,625)
Transfers in to level 3	13,035		159,491
Transfers out of level 3	(1,984)		(90,398)
Reclassification to assets held for sale	3,049
Assets, ending balance	1,028,287		862,198
Recurring Fair Value | Level 3 | Derivative financial instruments | Foreign exchange contracts
Assets
Assets, beginning balance	795,358		1,384,673
Included in earnings	113,321		(45,870)
Purchases	855,487		592,047
Settlement	(586,326)		(1,193,801)
Reclassifications	(197,124)		(11,487)
Transfers in to level 3	13,035		155,582
Transfers out of level 3			(85,786)
Reclassification to assets held for sale	3,049
Assets, ending balance	990,702		795,358
Recurring Fair Value | Level 3 | Derivative financial instruments | Interest rate contracts
Assets
Assets, beginning balance	15,493		15,621
Included in earnings	(3,322)		(2,591)
Purchases	5,683		6,910
Settlement	(2,432)		(3,606)
Reclassifications	(626)		(138)
Transfers in to level 3			3,909
Transfers out of level 3	(1,984)		(4,612)
Assets, ending balance	12,812		15,493
Recurring Fair Value | Level 3 | Derivative financial instruments | Equity contracts
Assets
Assets, beginning balance	51,347		2,863
Purchases	24,773		51,347
Settlement	(51,347)		(2,863)
Assets, ending balance	24,773		51,347
Recurring Fair Value | Level 3 | Equity securities
Assets
Assets, beginning balance	717,873		384,682
Included in earnings	39,067		48,562
OCI	12,299		50,303
Purchases	173,261		261,301
Settlement	(65,923)		(26,973)
Transfers in to level 3	73,903		0
Transfers out of level 3	0		(2)
Reclassification to assets held for sale	162,548
Assets, ending balance	787,932		717,873
Recurring Fair Value | Level 3 | Other financial instruments
Assets
Assets, beginning balance	34,385		38,319
Included in earnings	(6,265)		(5,646)
Purchases	15,145		1,712
Settlement	(12,980)
Assets, ending balance	30,285		34,385
Recurring Fair Value | Level 3 | Investment in associates
Assets
Assets, beginning balance	1,830,884		1,670,782
Included in earnings	175,701		155,418
Purchases	37,085		5,247
Settlement	(2,268)		(563)
Assets, ending balance	2,041,402		1,830,884
Recurring Fair Value | Level 3 | Investment in associates | P.A. Viva malls
Assets
Assets, beginning balance	1,817,503		1,661,679
Included in earnings	173,053		155,824
Purchases			0
Assets, ending balance	1,990,556		1,817,503
Recurring Fair Value | Level 3 | Investment in associates | P.A Lote Palermo
Assets
Included in earnings	310
Purchases	36,992
Settlement	(7)
Assets, ending balance	37,295
Recurring Fair Value | Level 3 | Investment in associates | P.A Distrito Vera
Assets
Assets, beginning balance	13,325		9,103
Included in earnings	2,341		(401)
Purchases			5,186
Settlement	(2,261)		(563)
Assets, ending balance	13,405		13,325
Recurring Fair Value | Level 3 | Investment in associates | Fideicomiso Locales Distrito Vera
Assets
Assets, beginning balance	56		56
Included in earnings	(3)		(5)
Purchases	93		61
Assets, ending balance	146		56
Recurring Fair Value | Level 3 | Fair value through profit or loss | Debt instruments
Assets
Assets, beginning balance	112,080		93,013
Included in earnings	4,227		2,580
Purchases	6,701		17,690
Settlement	(27,090)		(12,157)
Prepaids	(4,800)		(3,117)
Transfers in to level 3	21,313		19,638
Transfers out of level 3	(11,122)		(5,567)
Assets, ending balance	101,309		112,080
Recurring Fair Value | Level 3 | Fair value through profit or loss | Debt instruments | Securities issued by the Colombian Government
Assets
Included in earnings	149
Purchases	2,274
Assets, ending balance	2,423
Recurring Fair Value | Level 3 | Fair value through profit or loss | Debt instruments | Securities issued or secured by other financial entities
Assets
Assets, beginning balance	77,821		78,729
Included in earnings	4,103		2,042
Purchases	100		14,696
Settlement	(8,499)		(12,157)
Prepaids	(4,800)		(3,117)
Transfers in to level 3	11,570		3,195
Transfers out of level 3	(11,122)		(5,567)
Assets, ending balance	69,173		77,821
Recurring Fair Value | Level 3 | Fair value through profit or loss | Debt instruments | Corporate bonds
Assets
Assets, beginning balance	34,259		14,284
Included in earnings	(25)		538
Purchases	4,327		2,994
Settlement	(18,591)
Transfers in to level 3	9,743		16,443
Assets, ending balance	29,713		34,259
Recurring Fair Value | Level 3 | Fair value through other comprehensive income | Debt instruments
Assets
Assets, beginning balance	3,275,538		2,664,295
OCI	102,030		159,328
Purchases	2,490,647		2,612,180
Settlement	(2,648,354)		(2,664,295)
Transfers in to level 3			504,030
Transfers out of level 3	81,784
Assets, ending balance	3,138,077		3,275,538
Recurring Fair Value | Level 3 | Fair value through other comprehensive income | Debt instruments | Securities issued by the Colombian Government
Assets
Assets, beginning balance	2,648,355		2,664,295
OCI	134,918		157,708
Purchases	2,490,647		2,490,647
Settlement	(2,648,354)		(2,664,295)
Assets, ending balance	2,625,566		2,648,355
Recurring Fair Value | Level 3 | Fair value through other comprehensive income | Debt instruments | Securities issued or secured by other financial entities
Assets
Assets, beginning balance	49,744
OCI			(272)
Purchases			50,016
Transfers out of level 3	49,744
Assets, ending balance	0		49,744
Recurring Fair Value | Level 3 | Fair value through other comprehensive income | Debt instruments | Corporate bonds
Assets
Assets, beginning balance	577,439
OCI	(32,888)		1,892
Purchases	0		71,517
Transfers in to level 3			504,030
Transfers out of level 3	32,040
Assets, ending balance	$ 512,511		$ 577,439

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.